UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/08


                Date of Reporting Period:  Quarter ended 6/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS





FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    MORTGAGE-BACKED SECURITIES--85.8%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--44.1%
  $  46,660,091     4.500%, 6/1/2019                                                                                  $   44,453,661
    140,369,329   1 5.000%, 2/1/2019 - 7/1/2037                                                                          133,413,832
    170,947,694     5.500%, 5/1/2016 - 6/1/2036                                                                          165,808,102
     10,715,536     6.000%, 10/1/2017 - 8/1/2037                                                                          10,604,227
        816,641     7.000%, 12/1/2031                                                                                        848,506
      2,672,306     7.500%, 9/1/2013 - 9/1/2033                                                                            2,800,021
        409,583     8.000%, 12/1/2029                                                                                        432,982
            280     11.000%, 12/1/2017                                                                                           292
             88     12.500%, 10/1/2012                                                                                            95
            537     12.750%, 10/1/2013                                                                                           545
            271     13.750%, 1/1/2011                                                                                            303
             33     14.000%, 12/1/2012                                                                                            38
          1,173     14.750%, 8/1/2011                                                                                          1,319
            690     15.500%, 8/1/2011                                                                                            787
                       TOTAL                                                                                             358,364,710
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--40.2%
     10,473,871     4.500%, 12/1/2019 - 9/1/2035                                                                           9,813,074
     58,068,796     5.000%, 3/1/2034 - 11/1/2035                                                                          54,652,125
     63,234,346     5.500%, 12/1/2013 - 12/1/2035                                                                         61,135,494
    132,902,501   1 6.000%, 10/1/2028 - 7/1/2037                                                                         131,891,122
     64,932,572     6.500%, 4/1/2029 - 8/1/2037                                                                           65,507,917
      2,793,728     7.000%, 8/1/2028 - 1/1/2032                                                                            2,888,580
        168,735     7.500%, 1/1/2030 - 10/1/2031                                                                             177,153
         12,239     11.000%, 10/1/2010                                                                                        12,946
          4,341     11.750%, 10/1/2015                                                                                         4,945
             80     12.000%, 1/1/2013                                                                                             86
          1,960     12.750%, 8/1/2014                                                                                          2,229
          1,517     13.000%, 8/1/2015                                                                                          1,708
          4,573     15.000%, 10/1/2012                                                                                         5,314
                       TOTAL                                                                                             326,092,693
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.5%
      8,048,491     6.500%, 12/15/2031                                                                                     8,236,303
      2,701,173     7.500%, 12/15/2023 - 7/15/2030                                                                         2,830,471
        486,496     8.250%, 5/15/2030 - 10/15/2030                                                                           517,644
        145,503     8.375%, 8/15/2030                                                                                        155,056
        191,019     8.500%, 12/15/2029                                                                                       204,777
            400     11.250%, 9/20/2015                                                                                           454
         46,150     11.750%, 7/15/2013                                                                                        51,824
         19,082     13.000%, 9/20/2014                                                                                        22,237
                       TOTAL                                                                                              12,018,766
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                  696,476,169
                       (IDENTIFIED COST $699,494,521)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--13.8%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--5.0%
     16,453,503     5.650%, 5/15/2036, REMIC 3160 FD                                                                      16,441,826
     12,259,960     5.630%, 6/15/2036, REMIC 3175 FE                                                                      12,239,700
      8,000,000     5.700%, 7/15/2036, REMIC 3179 FP                                                                       8,038,007
      4,205,181     5.720%, 8/15/2036, REMIC 3206 FE                                                                       4,210,450
                       TOTAL                                                                                              40,929,983
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.4%
      2,617,233     5.570%, 10/25/2031, REMIC 2005-63 FC                                                                   2,605,477
      3,558,190     5.720%, 6/25/2036, REMIC 2006-43 FL                                                                    3,569,146
     11,339,294     5.620%, 7/25/2036, REMIC 2006-58 FP                                                                   11,337,192
      4,607,133     5.670%, 9/25/2036, REMIC 2006-81 FB                                                                    4,616,261
      5,163,454     5.700%, 10/25/2036, REMIC 2006-93 FM                                                                   5,162,212
                       TOTAL                                                                                              27,290,288
                    NON-AGENCY MORTGAGE--5.4%
      8,565,670     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                         8,220,948
      5,451,683     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                   5,232,474
      5,911,023     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                              5,726,914
      9,941,528     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.571%, 11/25/2034                      9,780,584
      6,957,853     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 4/25/2036                                   6,955,739
          8,228   2 Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018                                    5,759
        862,858   2 Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 1/26/2031                                  668,715
     10,348,354   2 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 4/15/2028                                   358,984
      7,099,687   2 Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028                                 985,082
      5,508,740     Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 1/25/2046                                              5,516,961
                       TOTAL                                                                                              43,452,160
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         111,672,431
                       (IDENTIFIED COST $112,689,105)
                    ADJUSTABLE RATE MORTGAGES--6.8%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--1.4%
     11,381,325     5.416%, 1/1/2036, ARM                                                                                 11,249,440
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.4%
     20,350,981     5.695%, 3/1/2037, ARM                                                                                 20,348,319
     11,362,629     5.704%, 12/1/2036, ARM                                                                                11,318,772
     12,084,772     5.785%, 2/1/2037, ARM                                                                                 12,105,912
                       TOTAL                                                                                              43,773,003
                       TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $55,572,159)                                      55,022,443
                    U.S. TREASURY--0.0%
                    U.S. TREASURY BILL--0.0%
        100,000 3,4 4.84%, 7/19/2007 (IDENTIFIED COST $99,758)                                                                99,806
                    REPURCHASE AGREEMENTS--3.4%
     24,256,000     Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which              24,256,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495.
      3,019,000   5 Interest in $78,048,000 joint repurchase agreement 5.26%, dated 6/18/2007 under which UBS              3,019,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    4/15/2037 for $78,378,707 on 7/17/2007. The market value of the underlying securities at the end of the period was $80,521,289 (segregated pending settlement of dollar roll transactions).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              27,275,000
                       TOTAL INVESTMENTS--109.8%                                                                         890,545,849
                       (IDENTIFIED COST $895,130,543)6
                       OTHER ASSETS AND LIABILITIES - NET- (9.8)%                                                       (79,120,273)
                       TOTAL NET ASSETS--100%                                                                         $  811,425,576

  1 All or a portion of these securities are subject to dollar-roll transactions.
  2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $2,018,540, which represented 0.3% of total net assets.
  3 Pledged as collateral to ensure Fund is able to satisfy the obligations of its outstanding futures contracts.
  4 Discount rate at time of purchase.
  5 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
  6 At June 30, 2007, the cost of investments for federal tax purposes was $895,130,543. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $4,584,694. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,714,164 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,298,858.

    At June 30, 2007, the Fund had the following outstanding futures contracts:

    DESCRIPTION                              NUMBER OF         CONTRACTS NOTIONAL VALUE EXPIRATION DATE     UNREALIZED
                                                                                                         APPRECIATION/
                                                                                                        (DEPRECIATION)
    7U.S. Treasury Notes 2 Year Long Futures 508                         $103,520,875   September 2007         $67,369
    7U.S. Treasury Bond Short Futures        170                         $18,317,500    September 2007      $(114,359)
    NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                                         $(46,990)
  7 Non-income producing security.

Note:         The categories of investments are shown as a percentage of total net assets at June 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2007 is as follows:

SECURITY                                                                  ACQUISITION DATE       ACQUISITION COST
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000% ,5/28/2018   8/15/2001                 $       6,994
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000 %,1/26/2031   1/29/2002                       653,024
Salomon Brothers Mortgage SEC VII 1999-4, Class IO, 2.547%, 4/15/2028     4/20/1999 - 5/25/1999           304,487
Structured Asset Securities Crop. 1998-RF4, Class AIO, 6.300%, 8/15/2028  12/15/1999                    1,415,514

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 REMIC --Real Estate Mortgage Investment Conduit






FEDERATED REAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

 SHARES                                                                         VALUE
             MUTUAL FUNDS--105.0%1
 294,897     Federated Inflation-Protected Securities Core Fund           $ 2,898,838
 117,620   2 Prime Value Obligations Fund, Institutional Shares, 5.26%        117,620
                TOTAL INVESTMENTS--105.0%                                   3,016,458
                 (IDENTIFIED COST $3,069,576)3
                OTHER ASSETS AND LIABILITIES - NET- (5.0)%                  (142,247)
                TOTAL NET ASSETS--100%                                    $ 2,874,211

  1 Affiliated companies.
  2 7-Day net yield.
  3 At June 30, 2007, the cost of investments for federal tax purposes was $3,069,576. The net unrealized depreciation of investments for federal tax purposes was $53,118.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007







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